Cover	Jan. 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2026
Entity File Number	001-39875
Entity Registrant Name	STARDUST POWER INC.
Entity Central Index Key	0001831979
Entity Tax Identification Number	99-3863616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 E. Putnam Ave
Entity Address, Address Line Two	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	742-3095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SDST
Security Exchange Name	NASDAQ
Redeemable warrants, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00
Title of 12(b) Security	Redeemable warrants, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00
Trading Symbol	SDSTW
Security Exchange Name	NASDAQ